As filed with the Securities and Exchange Commission on May 23, 2024

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,735	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,735	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ.	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS
WILLKIE FARR & GALLAGHER LLP	400 HOWARD STREET SAN FRANCISCO, CA 94105
787 SEVENTH AVENUE
NEW YORK, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On June 21, 2024, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,735 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 21, 2024, the effectiveness of the registration statement for the iShares ESG Aware ICE-HIP Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No.  2,590 on September 30, 2022, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,604 2,611 2,617 2,623 2,627 2,634 2,642 2,654 2,659 2,664 2,670 2,678 2,685 2,692 2,698 2,704 2,710 2,724 2,728

December 13, 2022

January 11, 2023

February 9, 2023

March 2, 2023

March 30, 2023

April 27, 2023

May 25, 2023

June 22, 2023

July 20, 2023

August 17, 2023

September 14, 2023

October 12, 2023

November 9, 2023

December 7, 2023

January 4, 2024

February 1, 2024

February 29, 2024

March 28, 2024

April 25, 2024

January 12, 2023

February 10, 2023

March 3, 2023

March 31, 2023

April 28, 2023

May 26, 2023

June 23, 2023

July 21, 2023

August 18, 2023

September 15, 2023

October 13, 2023

November 10, 2023

December 8, 2023

January 5, 2024

February 2, 2024

March 1, 2024

March 30, 2024

April 26, 2024

May 24, 2024

This Post-Effective Amendment No. 2,735 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,590.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,735 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 23rd day of May 2024.

iSHARES TRUST

By:
Jessica Tan*
President

Date: May 23, 2024

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,735 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:	Stephen Cohen* Trustee Date: May 23,2024

John E. Martinez*
Trustee

Date: May 23, 2024

Cecilia H. Herbert*
Trustee

Date: May 23, 2024

John E. Kerrigan*
Trustee

Date: May 23, 2024

Robert S. Kapito*
Trustee

Date: May 23, 2024

Madhav V. Rajan*
Trustee

Date: May 23, 2024

Jane D. Carlin*
Trustee

Date: May 23, 2024

Drew E. Lawton*
Trustee

Date: May 23, 2024

Richard L. Fagnani*
Trustee

Date: May 23, 2024

James Lam**
Trustee

Date: May 23, 2024

Laura F. Fergerson**
Trustee

Date: May 23, 2024

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: May 23, 2024

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: May 23, 2024

*

Powers of Attorney, each dated March 5, 2024, for Jessica Tan, Stephen Cohen, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,713, filed March 7, 2024.

**	Powers of Attorney, each dated April 8, 2024, for James Lam and Laura F. Fergerson are incorporated herein by reference to Post-Effective Amendment No. 2,726, filed April 18, 2024.